Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Companies Subsidiaries Included In The Consolidated Financial Statements
At December 31, 2025, the subsidiaries included in the Company’s consolidated financial statements were:

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date
Drybulk International Trading and Shipping Inc.	04/07/2022	Eco Bushfire	32,000	21/09/2022
Raw Commodities & Exports Inc.	04/07/2022	Eco Angelbay	32,000	19/10/2022
Crude Oil Services International Inc.	06/07/2023	Afrapearl II	115,804	14/07/2023
Spitfire Dragon Transport Inc.	10/04/2024	Eco Spitfire	33,664	10/05/2024
Magnificent Hydrocarbons Inc.*	18/12/2025	—	—	—

Summary of Concentration of Risk
During the years ended December 31, 2023, 2024 and 2025, the following charterers accounted for 10% or more of the Company’s revenues:

Charterer	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
A	24%	—	—
B	22%	27%	16%
C	—	10%	—
D	—	14%	—
E	—	—	23%
F	—	—	15%
G	—	—	12%